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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Annual Report to stockholders is filed herewith.

ANNUAL REPORTS
DECEMBER 31, 2004

                    THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                    FOR VARIABLE ANNUITIES

                    THE TRAVELERS QUALITY BOND ACCOUNT
                    FOR VARIABLE ANNUITIES

                    THE TRAVELERS MONEY MARKET ACCOUNT
                    FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

       [LOGO OF TAMIC]  Travelers Asset Management International Company, LLC
                        ("TAMIC") provides fixed income management and advisory services for the following Travelers Life & Annuity Variable Products Separate Accounts ("Accounts") contained in this report: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities and The Travelers Money Market Account for Variable Annuities.

                        The Travelers Investment Management Company ("TIMCO")
      [LOGO OF TIMCO]   provides equity management and subadvisory services for
A member of citigroup   The Travelers Growth and Income Stock Account for
                        Variable Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES.........................................................1

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES.....................16

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES.....................31

BOARD OF MANAGERS AND OFFICERS................................................42

                      [This Page Intentionally Left Blank]

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
  Investment securities, at fair value (cost $457,118,648) .....    $525,130,438
  Cash .........................................................          20,777
  Receivables:
    Dividends ..................................................         644,961
    Purchase payments and transfers from other funding options .         182,930
  Other assets .................................................          25,572
                                                                    ------------

      Total Assets .............................................     526,004,678
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .         236,020
    Investment management and advisory fees ....................          74,160
    Variation on futures margin ................................           7,500
    Insurance charges ..........................................         135,669
  Accrued liabilities ..........................................             953
                                                                    ------------

      Total Liabilities ........................................         454,302
                                                                    ------------

NET ASSETS:                                                         $525,550,376
                                                                    ============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Dividends ......................................................................     $   9,393,239
  Interest .......................................................................           173,741
                                                                                       -------------
    Total income .................................................................                            $  9,566,980

EXPENSES:
  Investment management and advisory fees ........................................         3,301,527
  Insurance charges ..............................................................         6,016,031
                                                                                       -------------

    Total expenses ...............................................................                               9,317,558
                                                                                                              ------------

      Net investment income (loss) ...............................................                                 249,422
                                                                                                              ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold .....................................       265,720,698
    Cost of investment securities sold ...........................................       240,753,114
                                                                                       -------------

      Net realized gain (loss) ...................................................                              24,967,584

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2004 ..................................        68,011,790
    Unrealized gain (loss) at December 31, 2003 ..................................        39,489,069
                                                                                       -------------

      Net change in unrealized gain (loss) for the year ..........................                              28,522,721
                                                                                                              ------------

        Net realized gain (loss) and change in unrealized gain (loss) ............                              53,490,305
                                                                                                              ------------

  Net increase (decrease) in net assets resulting from operations ................                            $ 53,739,727
                                                                                                              ============


                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               2004              2003
                                                                               ----              ----
OPERATIONS:
  Net investment income (loss) .......................................    $     249,422     $    (633,004)
  Net realized gain (loss) from investment security transactions .....       24,967,584       (11,393,690)
  Net change in unrealized gain (loss) on investment securities ......       28,522,721       123,366,058
                                                                          -------------     -------------

    Net increase (decrease) in net assets resulting from operations ..       53,739,727       111,339,364
                                                                          -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 902,159 and 1,271,619 units, respectively) ........       15,767,591        18,530,423
  Participant transfers from other funding options
    (applicable to 468,530 and 754,088 units, respectively) ..........        8,184,838        11,209,365
  Administrative charges
    (applicable to 22,684 and 29,037 units, respectively) ............         (412,112)         (458,191)
  Contract surrenders
    (applicable to 2,787,531 and 3,418,518 units, respectively) ......      (49,336,289)      (50,866,631)
  Participant transfers to other funding options
    (applicable to 976,561 and 1,576,742 units, respectively) ........      (17,069,498)      (22,824,923)
  Other payments to participants
    (applicable to 183,493 and 197,838 units, respectively) ..........       (3,341,401)       (2,992,921)
                                                                          -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions    (46,206,871)      (47,402,878)
                                                                          -------------     -------------

    Net increase (decrease) in net assets ............................        7,532,856        63,936,486

NET ASSETS:
  Beginning of year ..................................................      518,017,520       454,081,034
                                                                          -------------     -------------

  End of year ........................................................    $ 525,550,376     $ 518,017,520
                                                                          =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS in 2004.

REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS in 2004.

FEDERAL INCOME TAXES. The operations of Account GIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $211,052,487 and $252,443,434, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $6,878,499 and $7,401,970, respectively, for the year ended December 31, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

At December 31, 2004, Account GIS held 30 open S&P 500 Stock Index futures contracts expiring in March, 2005. The underlying face value, or notional value, of these contracts at December 31, 2004 amounted to $9,102,750. In connection with these contracts, short-term investments with a par value of $1,400,000 had been pledged as margin deposits.

Net realized gains (losses) resulting from futures contracts were $601,653 and $3,542,973 for the years ended December 31, 2004 and 2003, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2004 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

3. CONTRACT CHARGES

Investment management and advisory fees are calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of Account GIS's average net assets. These fees are paid to Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup Inc. Pursuant to a subadvisory agreement between TAMIC and The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., TAMIC pays TIMCO a subadvisory fee calculated daily at annual rates which start at 0.45% and decrease, as net assets increase, to 0.20% of Account GIS's average net assets.

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)

Below is a table displaying total M&E and rider charges with their associated products offered in this Separate Account. The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

------------------------------------------------------------------------------------------------------------------------------------
                                                        TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges
                                                                                              --------------------------------------
                                                                                                         ----------------
                                                                                                         Optional Feature
        Total M&E and Rider Charges (1)           Dth                                                    ----------------     Total
           (as identified in Note 4)              Ben   Product                                   M&E           GMWB         Charge
------------------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR      S      Universal Annuity (1)                    1.00%                        1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR      S      Universal Select Annuity                 1.25%                        1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR      S      Universal Annuity (2)                    1.25%                        1.25%
                                                 S      Universal Annuity Advantage              1.25%                        1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR      SU     Universal Select Annuity                 1.40%                        1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR      SU     Universal Annuity Advantage              1.40%                        1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR      S      Universal Select Annuity                 1.25%          0.40%         1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR      S      Universal Annuity Advantage              1.25%          0.40%         1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR      SU     Universal Select Annuity                 1.40%          0.40%         1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR      SU     Universal Annuity Advantage              1.40%          0.40%         1.80%
------------------------------------------------------------------------------------------------------------------------------------

(1)   Contracts issued prior to May 16, 1983

(2)   Contracts issued on or after May 16, 1983

For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

On contracts issued prior to May 16, 1983, The Company retained from Account GIS sales charges of $7,727 and $12,494 for the years ended December 31, 2004 and 2003, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $221,650 and $406,883 for the years ended December 31, 2004 and 2003, respectively.

4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

Approximately $13,321,000 and $12,382,000 of the net assets of Account GIS were held on behalf of an affiliate of The Company as of December 31, 2004 and 2003, respectively. Transactions with this affiliate during the years ended December 31, 2004 and 2003, were comprised of participant purchase payments of approximately $3,000 and $32,000 and contract surrenders of approximately $438,000 and $534,000, respectively.

5. NET CONTRACT OWNERS' EQUITY

                                                              DECEMBER 31, 2004
                                                     --------------------------------------
                                                                    UNIT
                                                       UNITS        VALUE      NET ASSETS
                                                     ----------   --------    -------------
Total M&E and Rider Charges 1.00%, 3.5% AIR .....     7,413,174   $ 19.949    $ 147,887,397
Total M&E and Rider Charges 1.25%, 3.5% AIR .....    19,978,415     18.903      377,662,677
Total M&E and Rider Charges 1.25%, 3.0% AIR .....           278      1.087              302
                                                                              -------------
Net Contract Owners' Equity ..............................................    $ 525,550,376
                                                                              =============

6. SUPPLEMENTARY INFORMATION
  (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.00%, 3.5% AIR

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                   --------------------------------------------------------------
                                                                     2004         2003         2002          2001           2000
                                                                     ----         ----         ----          ----           ----
SELECTED PER UNIT DATA:
     Total investment income ...................................   $  .348      $  .264      $  .240       $  .266        $  .242
     Operating expenses ........................................      .303         .256         .261          .311           .376
                                                                   -------      -------      -------       -------        -------

     Net investment income (loss) ..............................      .045         .008        (.021)        (.045)         (.134)

     Unit value at beginning of year ...........................    17.926       14.172       18.064        21.418         24.427
     Net realized and change in unrealized gains (losses) ......     1.978        3.746       (3.871)       (3.309)        (2.875)
                                                                   -------      -------      -------       -------        -------

     Unit value at end of year .................................   $19.949      $17.926      $14.172       $18.064        $21.418
                                                                   =======      =======      =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
     Net increase (decrease) in unit value .....................   $  2.02      $  3.75      $ (3.89)      $ (3.35)       $ (3.01)
     Ratio of operating expenses to average net assets .........      1.65%        1.65%        1.64%         1.63%          1.60%
     Ratio of net investment income (loss) to average net assets      0.23%        0.06%       (0.12)%       (0.24)%        (0.57)%
     Number of units outstanding at end of year (thousands) ....     7,413        8,139        9,088        10,329         11,413
     Portfolio turnover rate ...................................        43%          68%          54%           32%            52%

Total M&E and Rider Charges 1.25%, 3.5% AIR

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                   --------------------------------------------------------------
                                                                     2004         2003         2002          2001           2000
                                                                     ----         ----         ----          ----           ----
SELECTED PER UNIT DATA:
     Total investment income ...................................   $  .330      $  .251      $  .229       $  .254        $  .232
     Operating expenses ........................................      .331         .281         .287          .343           .416
                                                                   -------      -------      -------       -------        -------

     Net investment income (loss) ..............................     (.001)       (.030)       (.058)        (.089)         (.184)

     Unit value at beginning of year ...........................    17.028       13.496       17.245        20.498         23.436
     Net realized and change in unrealized gains (losses) ......     1.876        3.562       (3.691)       (3.164)        (2.754)
                                                                   -------      -------      -------       -------        -------

     Unit value at end of year .................................   $18.903      $17.028      $13.496       $17.245        $20.498
                                                                   =======      =======      =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
     Net increase (decrease) in unit value .....................   $  1.88      $  3.53      $ (3.75)      $ (3.25)       $ (2.94)
     Ratio of operating expenses to average net assets .........      1.90%        1.90%        1.89%         1.88%          1.84%
     Ratio of net investment income (loss) to average net assets     (0.02)%      (0.19)%      (0.37)%       (0.49)%        (0.82)%
     Number of units outstanding at end of year (thousands) ....    19,978       21,853       24,100        27,559         29,879
     Portfolio turnover rate ...................................        43%          68%          54%           32%            59%

  (Selected data for a unit outstanding throughout each period.)

                                                               FROM DECEMBER 10, 2004
Total M&E and Rider Charges 1.25%, 3.0% AIR                     (INCEPTION DATE) TO
                                                                     DECEMBER 31,
                                                                        2004
                                                                     ---------
SELECTED PER UNIT DATA:
     Total investment income ....................................    $    .001
     Operating expenses .........................................         .001
                                                                     ---------

     Net investment income (loss) ...............................           --

     Unit value at beginning of period ..........................        1.066
     Net realized and change in unrealized gains (losses) .......         .021
                                                                     ---------

     Unit value at end of year ..................................    $   1.087
                                                                     =========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
     Net increase (decrease) in unit value ......................    $     .02
     Ratio of operating expenses to average net assets* .........         1.90%
     Ratio of net investment income (loss) to average net assets*        (0.49)%
     Number of units outstanding at end of year (thousands)** ...           --
     Portfolio turnover rate ....................................           43%

*     Annualized

**    Unit Balance rounds to less than 1,000 units

7. SUBSEQUENT EVENT

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The proposed sale would also include TIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, which serves as the investment advisor for certain of the variable product separate accounts.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on February 2, 2005, with additional information about the transaction.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2004

                                                                        % of net
                                                                         assets
                                                                        --------
COMMON STOCK
 Technology                                                               14.5
 Banking                                                                   8.1
 Pharmaceuticals                                                           7.7
 Retailers                                                                 6.3
 Insurance                                                                 6.1
 Conglomerates                                                             5.9
 Integrated Energy                                                         4.7
 Telecommunications                                                        4.2
 Consumers                                                                 3.9
 Brokerage                                                                 3.1
 Multimedia                                                                2.4
 Beverage                                                                  2.2
 Entertainment                                                             2.2
 Medical Supplies                                                          2.1
 Automotive                                                                1.8
 Food                                                                      1.8
 Finance                                                                   1.7
 Utilities                                                                 1.7
 Chemicals                                                                 1.5
 Electric Utilities                                                        1.4
 Healthcare                                                                1.4
 Oil Companies                                                             1.4
 Services                                                                  1.4
 Capital Goods                                                             1.3
 United States Agency Securities                                           1.3
 Tobacco                                                                   1.1
 Transportation Services                                                   1.0
 Metals                                                                    0.9
 Aerospace                                                                 0.8
 Defense                                                                   0.7
 Paper                                                                     0.7
 Independent Energy                                                        0.6
 Lodging                                                                   0.5
 Machinery                                                                 0.4
 Home Construction                                                         0.3
 Biotechnology                                                             0.2
 Building Materials                                                        0.2
 Media Cable                                                               0.2
 Restaurants                                                               0.2
                                                                      --------
TOTAL COMMON STOCK                                                        97.9
                                                                      --------

SHORT-TERM INVESTMENTS
 Commercial Paper                                                          1.7
 U.S. Treasury                                                             0.3
                                                                      --------
SHORT-TERM INVESTMENTS                                                     2.0
                                                                      --------

TOTAL INVESTMENTS                                                         99.9
                                                                      --------

Other Assets and Liabilities                                               0.1
                                                                      --------

TOTAL NET ASSETS                                                         100.0
                                                                      ========

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                  NO. OF                FAIR
                                                  SHARES                VALUE
                                                 --------           ------------
COMMON STOCK (97.9%)

AEROSPACE (0.8%)
  Boeing Co.                                      28,246            $  1,462,295
  General Dynamics Corp.                          25,345               2,651,087
                                                                    ------------
                                                                       4,113,382
                                                                    ------------
AUTOMOTIVE (1.8%)
  Ford Motor Co.                                 154,802               2,266,301
  General Motors Corp.                            63,120               2,528,587
  Harley-Davidson                                 29,269               1,778,092
  PACCAR Inc.                                     34,033               2,741,188
                                                                    ------------
                                                                       9,314,168
                                                                    ------------
BANKING (8.1%)
  Bank of America Corp.                          251,896              11,836,593
  Capital One Financial Corp.                     41,225               3,471,557
  First Horizon National                             194                   8,363
  JP Morgan Chase & Co.                          215,959               8,424,561
  KeyCorp                                         20,766                 703,967
  Marshall & Ilsley Corp.                         17,756                 784,815
  MBNA Corp.                                      19,662                 554,272
  National City Corp.                             64,375               2,417,281
  Providian Financial Corp.                       60,475                 996,023
  U.S. Bancorp                                    49,664               1,555,476
  Wachovia Corp.                                 102,940               5,414,644
  Washington Mutual, Inc.                         12,899                 545,370
  Wells Fargo & Co.                               95,736               5,949,992
                                                                    ------------
                                                                      42,662,914
                                                                    ------------
BEVERAGE (2.2%)
  Anheuser-Busch Companies, Inc.                  10,621                 538,803
  Coca-Cola Co.                                  137,596               5,728,121
  Coca-Cola Enterprises Inc.                      21,135                 440,665
  PepsiCo, Inc.                                   95,024               4,960,253
                                                                    ------------
                                                                      11,667,842
                                                                    ------------
BIOTECHNOLOGY (0.2%)
  Genetech Inc. (A)                               19,494               1,061,253
                                                                    ------------

BROKERAGE (3.1%)
  Bear Stearns Companies                          35,041               3,585,045
  Goldman Sachs Group Inc.                        39,880               4,149,115
  Lehman Brothers Holdings Inc.                   29,158               2,550,742
  Merrill Lynch & Co. Inc.                        37,104               2,217,706
  Morgan Stanley                                  64,849               3,600,416
                                                                    ------------
                                                                      16,103,024
                                                                    ------------
BUILDING MATERIALS (0.2%)
  Masco Corp.                                     34,802               1,271,317
                                                                    ------------

CAPITAL GOODS (1.3%)
  Danaher Corp.                                   43,166               2,478,160
  Deere & Co.                                     34,389               2,558,542
  Eaton Corp.                                      9,593                 694,149
  Waters Corp. (A)                                28,148               1,317,045
                                                                    ------------
                                                                       7,047,896
                                                                    ------------
CHEMICALS (1.5%)
  Dow Chemical                                    54,755               2,710,920
  E.I. du Pont de Nemours & Co.                   20,432               1,002,190
  Ecolab Inc.                                     35,126               1,233,976
  Monsanto Co.                                    53,651               2,980,313
                                                                    ------------
                                                                       7,927,399
                                                                    ------------
CONGLOMERATES (5.9%)
  Dover Corp.                                     37,305               1,564,572
  General Electric Co.                           460,123              16,794,490
  Honeywell International, Inc.                   39,585               1,401,705
  ITT Industries, Inc.                            16,129               1,362,094
  Parker-Hannifin                                 22,419               1,698,015
  3M Co.                                          25,087               2,058,890
  Tyco International Ltd.                         98,765               3,529,861
  United Technologies Corp.                       23,814               2,461,177
                                                                    ------------
                                                                      30,870,804
                                                                    ------------
CONSUMERS (3.9%)
  Avery Dennison Corp.                            12,646                 758,381
  Ball Corp.                                      21,326                 937,917
  Black & Decker Corp.                             3,991                 352,525
  Colgate-Palmolive Co.                           15,893                 813,086
  Eastman Kodak                                   45,135               1,455,604
  Fortune Brands                                  26,616               2,054,223
  Gillette Co.                                    23,251               1,041,180
  NIKE, Inc. (Class B)                            38,492               3,490,839
  Pactiv Corp. (A)                                49,646               1,255,547
  Procter & Gamble Co.                           123,140               6,782,551
  Sealed Air Corp. (A)                            26,426               1,407,713
                                                                    ------------
                                                                      20,349,566
                                                                    ------------
DEFENSE (0.7%)
  Lockheed Martin Corp.                           29,363               1,631,115
  Northrop Grumman Corp.                          38,210               2,077,096
                                                                    ------------
                                                                       3,708,211
                                                                    ------------
ELECTRIC UTILITIES (1.4%)
  American Electric Power                         62,542               2,147,692
  Edison International                            46,592               1,492,342
  FirstEnergy Corp.                               53,191               2,101,576
  Public Service Enterprise Group                 13,294                 688,230
  Southern Co.                                    27,360                 917,107
                                                                    ------------
                                                                       7,346,947
                                                                    ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                  NO. OF                FAIR
                                                  SHARES                VALUE
                                                 --------           ------------
ENTERTAINMENT (2.2%)
  Carnival Corp.                                    28,628          $  1,649,832
  Electronic Arts (A)                               10,135               625,431
  Fox Entertainment Group (Class A) (A)             55,501             1,734,961
  The Walt Disney Co.                              162,229             4,509,966
  Viacom, Inc. (Class B)                            80,233             2,919,679
                                                                    ------------
                                                                      11,439,869
                                                                    ------------
FINANCE (1.7%)
  American Express Co.                              85,707             4,831,304
  Countrywide Financial                             80,244             2,969,830
  Principal Financial Group                         29,244             1,197,249
                                                                    ------------
                                                                       8,998,383
                                                                    ------------
FOOD (1.8%)
  Archer-Daniels-Midland Co.                       114,841             2,562,103
  Hormel Foods Corp.                                16,653               522,072
  Kellogg Co.                                        9,815               438,338
  McDonald's Corp.                                  97,575             3,128,255
  Sara Lee Corp.                                    99,935             2,412,431
  Yum! Brands                                       13,000               613,340
                                                                    ------------
                                                                       9,676,539
                                                                    ------------
HEALTHCARE (1.4%)
  Aetna Inc.                                         7,335               915,041
  Caremark Rx, Inc. (A)                             29,914             1,179,509
  Medco Health Solutions (A)                        13,336               554,778
  UnitedHealth Group, Inc.                          51,524             4,535,658
                                                                    ------------
                                                                       7,184,986
                                                                    ------------
HOME CONSTRUCTION (0.3%)
  Pulte Homes, Inc.                                 22,895             1,460,701
                                                                    ------------

INDEPENDENT ENERGY (0.6%)
  Anadarko Petroleum Corp.                          14,254               923,802
  Burlington Resources                              41,380             1,800,030
  Devon Energy Corp.                                15,464               601,859
                                                                    ------------
                                                                       3,325,691
                                                                    ------------
INSURANCE (6.1%)
  ACE Limited                                       13,961               596,833
  AFLAC Inc.                                        25,283             1,007,275
  Allstate Corp.                                    22,459             1,161,579
  Ambac Financial Group                             27,267             2,239,439
  American International Group,                    123,922             8,137,958
  Inc.
  Aon Corp.                                         14,413               343,894
  Chubb Corp.                                       30,449             2,341,528
  CIGNA Corp.                                       18,183             1,483,187
  Hartford Financial Services Group, Inc.           10,080               698,645
  Humana Inc. (A)                                   60,360             1,792,088
  Jefferson-Pilot Corp.                              6,889               357,952
  Lincoln Financial Corp.                            9,198               429,363
  Marsh & McLennan Cos., Inc.                       24,652               811,051
  MetLife Inc.                                      34,595             1,401,443
  MGIC Investment Corp.                             17,509             1,206,545
  Prudential Financial, Inc.                        79,956             4,394,382
  The Progressive Corp.                             26,874             2,279,990
  Wellpoint Inc. (A)                                13,160             1,513,400
                                                                    ------------
                                                                      32,196,552
                                                                    ------------
INTEGRATED ENERGY (4.7%)
  ChevronTexaco Corp.                              101,398             5,324,409
  ConocoPhillips                                    33,050             2,869,732
  Exxon Mobil Corp.                                304,077            15,586,987
  Marathon Oil                                      30,723             1,155,492
                                                                    ------------
                                                                      24,936,620
                                                                    ------------
LODGING (0.5%)
  Marriott International  (Class A)                 35,493             2,235,349
  Starwood Hotels & Resorts                          8,357               488,049
                                                                    ------------
                                                                       2,723,398
                                                                    ------------
MACHINERY (0.4%)
  Ingersoll-Rand Co. (Class A)                      28,807             2,313,202
                                                                    ------------

MEDIA CABLE (0.2%)
  Univision Communications (A)                      44,785             1,310,857
                                                                    ------------

MEDICAL SUPPLIES (2.1%)
  Abbott Laboratories                               72,380             3,376,527
  Becton, Dickinson and Company                     11,617               659,846
  Boston Scientific (A)                             39,349             1,398,857
  Cardinal Health                                    8,009               465,723
  Hospira, Inc. (A)                                  4,155               139,193
  Medtronic, Inc.                                   56,514             2,807,050
  Zimmer Holdings, Inc. (A)                         24,398             1,954,768
                                                                    ------------
                                                                      10,801,964
                                                                    ------------
METALS (0.9%)
  Alcoa Inc.                                       103,917             3,265,072
  Newmont Mining Corp.                              19,375               860,444
  Nucor Corp.                                       12,550               656,867
                                                                    ------------
                                                                       4,782,383
                                                                    ------------
MULTIMEDIA (2.4%)
  Brown-Forman Corp.  (Class B)                     12,247               596,184
  Comcast Corp.  (Class A)                         107,389             3,574,443
  Gannett Co., Inc.                                 22,262             1,818,805
  Lamar Advertising (A)                             22,751               972,036
  News Corp.                                        84,091             1,569,138
  Time Warner Inc. (A)                             210,873             4,099,371
                                                                    ------------
                                                                      12,629,977
                                                                    ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                  NO. OF                FAIR
                                                  SHARES                VALUE
                                                 --------           ------------
OIL COMPANIES (1.4%)
  Baker Hughes Inc.                                23,166           $    988,493
  Halliburton Co.                                  19,559                767,495
  Occidental Petroleum Corp.                       18,573              1,083,920
  Schlumberger Ltd.                                32,183              2,154,652
  Sunoco Inc.                                       7,678                627,369
  Transocean, Inc.                                 21,164                897,142
  Valero Energy Corp.                              18,180                825,372
                                                                    ------------
                                                                       7,344,443
                                                                    ------------
PAPER (0.7%)
  Georgia-Pacific Corp.                            17,510                656,275
  International Paper                              23,579                990,318
  Kimberly Clark Corp.                             23,800              1,566,278
  Weyerhaeuser Co.                                  9,869                663,394
                                                                    ------------
                                                                       3,876,265
                                                                    ------------
PHARMACEUTICALS (7.7%)
  AmerisourceBergen Corp.                          16,595                973,795
  Amgen, Inc. (A)                                  61,453              3,942,517
  Biogen Idec Inc. (A)                             31,020              2,066,397
  Bristol-Myers Squibb                             89,117              2,283,178
  Eli Lilly & Co.                                  42,149              2,391,956
  Forest Laboratories  (Class A) (A)               33,159              1,487,513
  Gilead Sciences, Inc. (A)                        49,226              1,722,664
  IVAX Corp.                                       48,057                760,262
  Johnson & Johnson                               137,629              8,728,431
  Merck & Co., Inc.                               101,977              3,277,541
  Pfizer Inc.                                     352,440              9,477,112
  Schering-Plough Corp.                            67,733              1,414,265
  Wyeth                                            43,843              1,867,273
                                                                    ------------
                                                                      40,392,904
                                                                    ------------
RESTAURANTS (0.2%)
  Starbucks Corp. (A)                              18,271              1,139,471
                                                                    ------------

RETAILERS (6.3%)
  Autozone, Inc. (A)                                5,694                519,919
  Best Buy Co. Inc.                                30,613              1,819,024
  Borders Group                                    45,843              1,164,412
  Costco Wholesale Corp.                           21,611              1,046,945
  Federated Department Stores, Inc.                12,390                716,018
  GameStop Corp. (Class A) (A)                     15,251                341,775
  Home Depot, Inc.                                159,742              6,827,373
  Jones Apparel Group, Inc.                         6,979                255,222
  Limited Brands                                   46,384              1,067,760
  Lowe's Cos.                                      18,931              1,090,236
  Staples Inc.                                     78,821              2,657,450
  Target Corp.                                     13,395                695,602
  The Gap, Inc.                                    41,488                876,227
  Toys R Us, Inc. (A)                              70,831              1,449,911
  Walgreen Co.                                     54,947              2,108,316
  Wal-Mart Stores, Inc.                           199,075             10,515,142
                                                                    ------------
                                                                      33,151,332
                                                                    ------------
SERVICES (1.4%)
  Cendant Corp.                                    51,593              1,206,244
  eBay Inc. (A)                                    30,784              3,580,333
  Yahoo! Inc. (A)                                  61,852              2,332,130
                                                                    ------------
                                                                       7,118,707
                                                                    ------------
TECHNOLOGY (14.5%)
  Adobe Systems                                    32,830              2,060,575
  Advanced Micro Devices (A)                       83,937              1,848,293
  Analog Devices, Inc.                             17,932                662,049
  Apple Computer (A)                               17,952              1,155,750
  Autodesk, Inc.                                   66,586              2,531,933
  Cisco Systems, Inc. (A)                         315,216              6,080,517
  Comverse Technology Inc. (A)                     81,806              1,999,748
  Corning Inc.                                     62,978                741,251
  Dell Inc. (A)                                   116,672              4,917,141
  EMC Corp. (A)                                   115,531              1,717,946
  Fiserv Inc.  (A)                                 12,204                490,540
  Hewlett Packard Co.                             142,000              2,977,740
  Intel Corp.                                     301,416              7,057,656
  International Business Machine                   83,610              8,242,274
  Jabil Circuit (A)                                45,645              1,167,599
  KLA-Tencor Corp.  (A)                             9,475                441,298
  Lexmark International (A)                         6,037                513,145
  Maxim Integrated Products                        14,850                629,417
  Micron Technology, Inc.                          99,869              1,233,382
  Microsoft Corp.                                 502,687             13,429,283
  Motorola, Inc.                                  206,633              3,554,088
  NCR Corp. (A)                                    25,799              1,786,065
  Oracle Corp. (A)                                232,747              3,194,453
  Scientific-Atlanta, Inc.                         49,543              1,635,414
  Sun Microsystems Inc. (A)                       164,286                884,680
  Texas Instruments Inc.                           93,808              2,309,553
  Thomas & Betts Corp.                             43,164              1,327,293
  VERITAS Software (A)                             53,916              1,537,145
                                                                    ------------
                                                                      76,126,228
                                                                    ------------
TELECOMMUNICATIONS (4.2%)
  BellSouth Corp.                                 124,064              3,447,739
  CenturyTel, Inc.                                 12,604                447,064
  Nextel Partners (Class A) (A)                    77,050              1,503,631
  Polycom, Inc. (A)                                49,165              1,145,545
  QUALCOMM, Inc.                                   69,284              2,941,106
  SBC Communications Inc.                         153,659              3,959,793
  Sprint Corp.                                     68,845              1,710,798
  Verizon Communications                          165,031              6,685,405
                                                                    ------------
                                                                      21,841,081
                                                                    ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                  NO. OF                FAIR
                                                  SHARES                VALUE
                                                 --------           ------------
TOBACCO (1.1%)
  Altria Group                                     95,539           $  5,837,433
                                                                    ------------

TRANSPORTATION SERVICES (1.0%)
  Norfolk Southern Corp.                           16,776                607,123
  United Parcel Service (Class B)                  53,185              4,545,190
                                                                    ------------
                                                                       5,152,313
                                                                    ------------
UNITED STATES AGENCY SECURITIES (1.3%)
  Federal Association National Mortgage            59,606              4,244,543
  Federal Home Loan Mortgage Corp.                 31,633              2,331,352
                                                                    ------------
                                                                       6,575,895
                                                                    ------------
UTILITIES (1.7%)
  AES Corp. (A)                                   126,897              1,734,682
  Constellation Energy Group                       46,830              2,046,939
  Exelon Corp.                                     56,416              2,486,253
  Kinder Morgan                                    30,116              2,202,383
  National Fuel Gas Co.                            12,243                346,967
                                                                    ------------
                                                                       8,817,224
                                                                    ------------

TOTAL COMMON STOCKS
  (COST $446,586,904)                                                514,599,141
                                                                    ------------

                                              PRINCIPAL
                                               AMOUNT
                                             -----------
SHORT-TERM INVESTMENTS (2.0%)
COMMERCIAL PAPER (1.7%)
  Bryant Park Funding LLC,
   2.29% due January 6, 2005                 $ 1,316,000               1,315,496
  Bryant Park Funding LLC,
   2.32% due January 11, 2005                  3,000,000               2,997,891
  Gemini Securitization Corp.,
   2.33% due January 12, 2005                  1,710,000               1,708,689
  UBS AG,
   2.26% due January 3, 2005                     513,000                 512,902
  Windmill Funding Corp.,
   2.3% due January 11, 2005                   2,601,000               2,599,171
                                                                    ------------
                                                                       9,134,149
                                                                    ------------

U.S. TREASURY (0.3%)
  United States of America Treasury,
   1.99% due February 10, 2005 (B)             1,400,000            $  1,397,148
                                                                    ------------

                                               NOTIONAL
                                                 VALUE
                                             -----------
TOTAL SHORT-TERM
  INVESTMENTS (COST $10,531,744)                                      10,531,297
                                                                    ------------

FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
   Exp. March, 2005 (C)                      $ 9,102,750                      --
                                                                    ------------

TOTAL INVESTMENTS (99.9%)
  (COST $457,118,648) (D)                                            525,130,438
                                                                    ------------

OTHER ASSETS AND LIABILITIES (0.1%)                                      419,938
                                                                    ------------

TOTAL NET ASSETS (100.0%)                                           $525,550,376
                                                                    ============

NOTES

(A)   Non-income Producing Security.

(B) Par value of $1,400,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account GIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account GIS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2004, net unrealized appreciation for all securities was $68,011,790. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $102,990,863 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $34,979,073.

                        See Notes to Financial Statements

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Growth and Income Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Growth and Income Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Growth and Income Stock Account for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
  Investment securities, at fair value (cost $97,997,715) ......    $ 99,598,533
  Cash .........................................................             416
  Receivables:
    Interest ...................................................       1,079,968
    Investment securities sold .................................         505,819
    Purchase payments and transfers from other funding options .          19,530
  Other assets .................................................           2,248
                                                                    ------------

      Total Assets .............................................     101,206,514
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          28,423
    Investment management and advisory fees ....................           7,169
    Insurance charges ..........................................          25,903
  Accrued liabilities ..........................................              14
                                                                    ------------

      Total Liabilities ........................................          61,509
                                                                    ------------

NET ASSETS:                                                         $101,145,005
                                                                    ============


                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Interest .......................................................................                            $  4,626,947

EXPENSES:
  Investment management and advisory fees ........................................     $     343,616
  Insurance charges ..............................................................         1,255,965
                                                                                       -------------

    Total expenses ...............................................................                               1,599,581
                                                                                                              ------------

      Net investment income (loss) ...............................................                               3,027,366
                                                                                                              ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold .....................................       109,243,942
    Cost of investment securities sold ...........................................       108,554,368
                                                                                       -------------

      Net Realized gain (loss) ...................................................                                 689,574

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2004 ..................................         1,600,818
    Unrealized gain (loss) at December 31, 2003 ..................................         2,333,354
                                                                                       -------------

      Net change in unrealized gain (loss) for the year ..........................                                (732,536)
                                                                                                              ------------

        Net realized gain (loss) and change in unrealized gain (loss) ............                                 (42,962)
                                                                                                              ------------

  Net increase (decrease) in net assets resulting from operations ................                             $ 2,984,404
                                                                                                               ===========


                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               2004              2003
                                                                               ----              ----
OPERATIONS:
  Net investment income (loss) .......................................    $   3,027,366     $   3,870,307
  Net realized gain (loss) from investment security transactions .....          689,574        (3,387,271)
  Net change in unrealized gain (loss) on investment securities ......         (732,536)        9,169,643
                                                                          -------------     -------------

    Net increase (decrease) in net assets resulting from operations ..        2,984,404         9,652,679
                                                                          -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 662,081 and 747,578 units, respectively) ..........        4,637,014         5,016,359
  Participant transfers from other funding options
    (applicable to 469,738 and 2,091,858 units, respectively) ........        3,286,010        14,023,583
  Administrative charges
    (applicable to 10,969 and 12,788 units, respectively) ............          (77,235)          (88,426)
  Contract surrenders
    (applicable to 1,792,547 and 2,007,854 units, respectively) ......      (12,709,265)      (13,546,840)
  Participant transfers to other funding options
    (applicable to 1,092,374 and 2,177,370 units, respectively) ......       (7,636,339)      (14,621,732)
  Other payments to participants
    (applicable to 111,228 and 169,426 units, respectively) ..........         (793,229)       (1,169,671)
                                                                          -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions    (13,293,044)      (10,386,727)
                                                                          -------------     -------------

    Net increase (decrease) in net assets ............................      (10,308,640)         (734,048)

NET ASSETS:
  Beginning of year ..................................................      111,453,645       112,187,693
                                                                          -------------     -------------

  End of year ........................................................    $ 101,145,005     $ 111,453,645
                                                                          =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such
exchanges;   securities  traded  on  the  over-the-counter   market  and  listed
securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB in 2004.

FEDERAL INCOME TAXES. The operations of Account QB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $42,438,180 and $43,554,698, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $55,003,629 and $65,689,245, respectively, for the year ended December 31, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

3. CONTRACT CHARGES

Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account QB's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)

Below is a table displaying total M&E and rider charges with their associated products offered in this Separate Account. The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

------------------------------------------------------------------------------------------------------------------------------------
                                                        TRAVELERS QUALITY BOND ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges
                                                                                                           -----------------
                                                                                                           Optional Feature
         Total M&E and Rider Charges (1)          Dth                                                     -----------------   Total
            (as identified in Note 4)             Ben   Product                                   M&E            GMWB         Charge
------------------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR       S     Universal Annuity (1)                    1.00%                        1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR       S     Universal Select Annuity                 1.25%                        1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR       S     Universal Annuity (2)                    1.25%                        1.25%
                                                  S     Universal Annuity Advantage              1.25%                        1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR       SU    Universal Select Annuity                 1.40%                        1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR       SU    Universal Annuity Advantage              1.40%                        1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR       S     Universal Select Annuity                 1.25%          0.40%         1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR       S     Universal Annuity Advantage              1.25%          0.40%         1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR       SU    Universal Select Annuity                 1.40%          0.40%         1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR       SU    Universal Annuity Advantage              1.40%          0.40%         1.80%
------------------------------------------------------------------------------------------------------------------------------------

(1)   Contracts issued prior to May 16, 1983

(2)   Contracts issued on or after May 16,1983

For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

On contracts issued prior to May 16, 1983, The Company retained from Account QB sales charges of $3,280 and $4,296 for the years ended December 31, 2004 and 2003, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $45,877 and $58,765 for the years ended December 31, 2004 and 2003, respectively.

4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

Approximately $105,000 and $115,000 of the net assets of Account QB were held on behalf of an affiliate of The Company as of December 31, 2004 and 2003, respectively. Transactions with this affiliate during the years ended December 31, 2004 and 2003, were comprised of participant purchase payments of approximately $4,000 and $71,000 and contract surrenders of approximately $18,000 and $98,000, respectively.

5. NET CONTRACT OWNERS' EQUITY

                                                               DECEMBER 31, 2004
                                                      -------------------------------------
                                                                     UNIT
                                                        UNITS        VALUE       NET ASSETS
                                                      ----------   --------     -----------
Total M&E and Rider Charges 1.00%, 3.5% AIR .......    3,717,225   $  7.507     $ 27,904,255
Total M&E and Rider Charges 1.25%, 3.5% AIR .......   10,296,306      7.113       73,240,750
                                                                                ------------
Net Contract Owners' Equity ...............................................     $101,145,005
                                                                                ============

6. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.00%, 3.5% AIR                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                                    2004         2003          2002           2001           2000
                                                                    ----         ----          ----           ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $   .321     $   .345      $   .381       $   .421       $   .446
    Operating expenses ........................................       .097         .093          .086           .089           .081
                                                                  --------     --------      --------       --------       --------

    Net investment income (loss) ..............................       .224         .252          .295           .332           .365

    Unit value at beginning of year ...........................      7.281        6.674         6.608          6.335          6.055
    Net realized and change in unrealized gains (losses) ......       .002         .355         (.229)         (.059)         (.085)
                                                                  --------     --------      --------       --------       --------

    Unit value at end of year .................................   $  7.507     $  7.281      $  6.674       $  6.608       $  6.335
                                                                  ========     ========      ========       ========       ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $    .23     $    .61      $    .07       $    .27       $    .28
    Ratio of operating expenses to average net assets .........       1.33%        1.33%         1.33%          1.33%          1.33%
    Ratio of net investment income (loss) to average net assets       3.03%        3.58%         4.56%          4.99%          5.93%
    Number of units outstanding at end of year (thousands) ....      3,717        4,207         4,684          5,194          5,491
    Portfolio turnover rate ...................................         98%         139%          113%           166%           105%

Total M&E and Rider Charges 1.25%, 3.5% AIR                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                                    2004         2003          2002           2001           2000
                                                                    ----         ----          ----           ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $   .304     $   .328      $   .363       $   .402       $   .427
    Operating expenses ........................................       .110         .105          .097           .101           .092
                                                                  --------     --------      --------       --------       --------

    Net investment income (loss) ..............................       .194         .223          .266           .301           .335

    Unit value at beginning of year ...........................      6.917        6.356         6.309          6.063          5.810
    Net realized and change in unrealized gains (losses) ......       .002         .338         (.219)         (.055)         (.082)
                                                                  --------     --------      --------       --------       --------

    Unit value at end of year .................................   $  7.113     $  6.917      $  6.356       $  6.309       $  6.063
                                                                  ========     ========      ========       ========       ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $    .20     $    .56      $    .05       $    .25       $    .25
    Ratio of operating expenses to average net assets .........       1.57%        1.57%         1.57%          1.57%          1.57%
    Ratio of net investment income (loss) to average net assets       2.78%        3.33%         4.31%          4.74%          5.69%
    Number of units outstanding at end of year (thousands) ....     10,296       11,682        12,733         15,116         14,045
    Portfolio turnover rate ...................................         98%         139%          113%           166%           105%

7. SUBSEQUENT EVENT

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The proposed sale would also include TIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, which serves as the investment advisor for certain of the variable product separate accounts.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on February 2, 2005, with additional information about the transaction.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2004

                                                                         of  net
                                                                        % assets
                                                                        --------
BONDS
  Real Estate                                                              9.0
  Banking                                                                  7.1
  Collateralized Mortgage Obligations                                      6.7
  Finance                                                                  6.0
  Media Cable                                                              6.0
  Asset Backed Securities                                                  4.9
  Telecommunications                                                       4.4
  Utilities                                                                4.3
  Natural Gas Distribution                                                 3.9
  Brokerage                                                                3.5
  United States Agency Securities                                          3.3
  Multimedia                                                               2.7
  Conglomerates                                                            2.4
  Electric Utilities                                                       1.9
  Insurance                                                                1.9
  Automotive                                                               1.6
  Pharmaceuticals                                                          1.2
  Food                                                                     1.1
  Independent Energy                                                       1.0
  Tobacco                                                                  0.9
  Supermarkets                                                             0.8
  Defense                                                                  0.6
  Technology                                                               0.6
  Airlines                                                                 0.5
  Home Construction                                                        0.5
  Beverage                                                                 0.4
  Healthcare                                                               0.4
  Metals                                                                   0.4
  Machinery                                                                0.2
  Paper                                                                    0.2
                                                                        ------
TOTAL BONDS                                                               78.4
                                                                        ------

United States Government Securities                                       12.5
                                                                        ------

SHORT-TERM INVESTMENTS
  Commercial Paper                                                         7.6
                                                                        ------
TOTAL SHORT-TERM INVESTMENTS                                               7.6
                                                                        ------

TOTAL INVESTMENTS                                                         98.5
                                                                        ------

Other Assets and liabilities                                               1.5
                                                                        ------

TOTAL NET ASSETS                                                         100.0
                                                                        ======

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2004

                                                                                             PRINCIPAL             FAIR
                                                                                               AMOUNT              VALUE
                                                                                           ------------       -------------
BONDS (78.4%)

AIRLINES (0.5%)
 Delta Air Lines, Inc., 9.25% Debentures, 2007 (A)................................         $    675,233       $     465,911
                                                                                                              -------------

ASSET BACKED SECURITIES (4.9%)
 CA Infrastructure, 3.05% Debentures, 2008........................................              597,379             615,752
 Chase Funding Mortgage Loan Asset Backed Security Certificate, 4.44% Debentures,               500,000             520,407
 2032.............................................................................
 Daimler Chrysler Auto, 2.63% Debentures, 2006....................................              811,736             816,196
 Discover Card Mt, 2.94% Debentures, 2008.........................................            1,100,000           1,135,416
 Ford Credit Auto Owner Trust, 2.67% Debentures, 2006.............................            1,400,000           1,411,705
 Toyota Auto Recovery Owner Trust, 2.67% Debentures, 2006.........................              477,162             477,145
                                                                                                              -------------
                                                                                                                  4,976,621
                                                                                                              -------------
AUTOMOTIVE (1.6%)
 Daimler Chrysler NA Holdings, 5.09% Debentures, 2012.............................              700,000             795,786
 Ford Motor Credit Co., 7.66% Debentures, 2031....................................              200,000             201,729
 Lear Corp., 2.35% Debentures, 2005...............................................              600,000             609,636
                                                                                                              -------------
                                                                                                                  1,607,151
                                                                                                              -------------
BANKING (7.1%)
 ABN AMRO Holdings ADS, 2.33% Debentures, 2007....................................              920,000             920,886
 Bank of America Corp., 4.75% Debentures, 2014....................................              600,000             627,304
 Capital One Bank, 4.66% Debentures, 2009.........................................              620,000             639,051
 Credit Suisse First Boston Corp., 4.86% Debentures, 2011.........................              300,000             327,604
 Credit Suisse First Boston Corp., 4.93% Debentures, 2015.........................              700,000             692,682
 HSBC Bank USA, 5.91% Debentures, 2034............................................              400,000             406,470
 Huntington National Bank, 4.68% Debentures, 2009.................................              400,000             408,048
 J.P. Morgan Chase & Co., 4.94% Debentures, 2015..................................              500,000             506,668
 Royal Bank of Scotland PLC, 5.05% Debentures, 2015...............................              600,000             607,625
 U.S. Bancorp NA MN, 2.89% Debentures, 2007.......................................            1,000,000             991,838
 U.S. Bancorp NA MN, 4.95% Debentures, 2014.......................................              200,000             201,116
 Wachovia Bank NA, 4.87% Debentures, 2014.........................................              300,000             298,697
 Washington Mutual Inc., 5.71% Debentures, 2014...................................              500,000             518,152
                                                                                                              -------------
                                                                                                                  7,146,141
                                                                                                              -------------
BEVERAGE (0.4%)
 Pepsi Bottling Group, 4.34% Debentures, 2012.....................................              400,000             406,911
                                                                                                              -------------

BROKERAGE (3.5%)
 Goldman Sachs Group Inc., 4.95% Debentures, 2013.................................            1,100,000           1,127,380
 Lehman Brothers Holdings Inc., 4.85% Debentures, 2014............................              700,000             691,723
 Merrill Lynch & Co. Inc., 4.2% Debentures, 2009..................................              800,000             800,297
 Merrill Lynch & Co. Inc., 5.09% Debentures, 2015.................................              400,000             399,210
 Morgan Stanley, 5.31% Debentures, 2012...........................................              500,000             558,471
                                                                                                              -------------
                                                                                                                  3,577,081
                                                                                                              -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.7%)
 Banc of America Commercial Mortgage Securities, 4.87% Debentures, 2042...........            1,400,000           1,396,227
 Credit Suisse First Boston Corp., 4.86% Debentures, 2036.........................            1,000,000           1,010,467
 Credit Suisse First Boston Corp., 4.88% Debentures, 2037.........................              220,000             219,720
 J.P. Morgan Chase Commercial Mortgage Securities, 4.92% Debentures, 2042.........            1,600,000           1,597,808
 LB UBS Commercial Mortgage Trust, 4.17% Debentures, 2027.........................            1,000,000             975,400
 LB UBS Commercial Mortgage Trust, 4.74% Debentures, 2031.........................              670,000             682,985
 Wachovia Bank Commercial Mortgage, 4.44% Debentures, 2035........................              900,000             925,983
                                                                                                              -------------
                                                                                                                  6,808,590
                                                                                                              -------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                                                             PRINCIPAL             FAIR
                                                                                               AMOUNT              VALUE
                                                                                           ------------       -------------
CONGLOMERATES (2.4%)
 General Electric Co., 4.66% Debentures, 2013.....................................         $  1,300,000       $   1,335,959
 Tyco International Ltd., 4.28% Debentures, 2008..................................            1,000,000           1,078,319
                                                                                                              -------------
                                                                                                                  2,414,278
                                                                                                              -------------
DEFENSE (0.6%)
 Northrop Grumman Corp., 3.41% Debentures, 2006...................................              600,000             606,334
                                                                                                              -------------

ELECTRIC UTILITIES (1.9%)
 PSEG Energy Holdings, 21.8% Debentures, 2008.....................................              450,000             496,125
 SCANA Corp., 2.74% Debentures, 2006..............................................            1,000,000           1,002,750
 TransAlta Corp., 5.22% Debentures, 2013..........................................              400,000             412,618
                                                                                                              -------------
                                                                                                                  1,911,493
                                                                                                              -------------
FINANCE (6.0%)
 AIG SunAmerica Global Financials, 3.55% Debentures, 2008 (B).....................              500,000             533,069
 American General Financial Corp., 3.98% Debentures, 2009.........................              900,000             886,561
 Countrywide Home Loan, 4.07% Debentures, 2011....................................              610,000             593,884
 Ford Motor Credit Co., 5.75% Debentures, 2010....................................              100,000             101,020
 Ford Motor Credit Co., 6.56% Debentures, 2006....................................            1,000,000           1,030,466
 General Motors Acceptance Corp., 6.06% Debentures, 2011..........................              200,000             205,232
 General Motors Acceptance Corp., 6.65% Debentures, 2011..........................              650,000             681,368
 Glencore Funding LLC, 6.7% Debentures, 2014 (B)..................................              300,000             290,751
 Household Financial Corp., 5.78% Debentures, 2012................................            1,400,000           1,549,261
 Rabobank Capital Funding Trust III, 5.25% Debentures, 2016 (B)...................              200,000             199,346
                                                                                                              -------------
                                                                                                                  6,070,958
                                                                                                              -------------
FOOD (1.1%)
 Fred Meyer Inc., 4.83% Debentures, 2008..........................................            1,000,000           1,103,316
                                                                                                              -------------

HEALTHCARE (0.4%)
 Anthem Inc., 4.86% Debentures, 2012..............................................              400,000             453,511
                                                                                                              -------------

HOME CONSTRUCTION (0.5%)
 M.D.C. Holdings, Inc., 5.47% Debentures, 2013                                                  500,000             508,503
                                                                                                              -------------

INDEPENDENT ENERGY (1.0%)
 Anadarko Financial Co., 4.88% Debentures, 2011...................................              400,000             451,074
 Devon Energy Corp., 5.42% Debentures, 2011.......................................              500,000             567,053
                                                                                                              -------------
                                                                                                                  1,018,127
                                                                                                              -------------
INSURANCE (1.9%)
 Massmutual Global Funding, 2.58% Debentures, 2008 (B)............................              900,000             864,439
 New York Life Global Funding, 5.42% Debentures, 2013 (B).........................            1,000,000           1,042,327
                                                                                                              -------------
                                                                                                                  1,906,766
                                                                                                              -------------
MACHINERY (0.2%)
 Cooper Cameron Corp., 2.67% Debentures, 2007 ....................................              200,000             194,871
                                                                                                              -------------

MEDIA CABLE (6.0%)
 Comcast Cable Communications, 8.7% Debentures, 2027..............................              500,000             665,504
 Cox Enterprises Inc., 7.25% Debentures, 2010 (B).................................            3,800,000           4,283,531
 Liberty Media Corp., 4.22% Debentures, 2006......................................            1,100,000           1,113,761
                                                                                                              -------------
                                                                                                                  6,062,796
                                                                                                              -------------
METALS (0.4%)
 Phelps Dodge Corp., 5.31% Debentures, 2011.......................................              300,000             366,246
                                                                                                              -------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                                                             PRINCIPAL             FAIR
                                                                                               AMOUNT              VALUE
                                                                                           ------------       -------------
MULTIMEDIA (2.7%)
 Clear Channel Communications Inc., 4.72% Debentures, 2011........................        $     200,000       $     194,453
 Time Warner Inc., 9.66% Debentures, 2007.........................................            2,400,000           2,540,472
                                                                                                              -------------
                                                                                                                  2,734,925
                                                                                                              -------------
NATURAL GAS DISTRIBUTION (3.9%)
 Cons Natural Gas Co., 5.04% Debentures, 2014.....................................              200,000             200,580
 Duke Capital LLC, 3.77% Debentures, 2006.........................................              400,000             405,199
 Duke Energy Field Service, 5.68% Debentures, 2005................................              500,000             513,288
 Southern California Gas Co., 4.38% Debentures, 2011..............................              400,000             401,742
 Transcontinental Gas Pipeline, Corp., 10.33% Debentures, 2005....................            2,400,000           2,400,000
                                                                                                              -------------
                                                                                                                  3,920,809
                                                                                                              -------------
PAPER (0.2%)
 International Paper, 5.38% Debentures, 2015......................................              200,000             202,744
                                                                                                              -------------

PHARMACEUTICALS (1.2%)
 Wyeth, 5.52% Debentures, 2014....................................................            1,200,000           1,243,717
                                                                                                              -------------

REAL ESTATE (9.0%)
 Canadian Mortgage and Home Corp., 3.43% Debentures, 2008.........................            1,000,000             989,907
 Health Retirement Properties, 6.39% Debentures, 2016.............................              300,000             317,096
 iStar Financial, 6.32% Debentures, 2010..........................................              240,000             253,474
 Kimco Realty, 2.36% Debentures, 2006.............................................              100,000             100,028
 Nationwide Health Properties Inc., 6.9% Debentures, 2037.........................            4,500,000           4,867,114
 Post Apartment Homes LP, 4.05% Debentures, 2005..................................            2,510,000           2,522,342
                                                                                                              -------------
                                                                                                                  9,049,961
                                                                                                              -------------
SUPERMARKETS (0.8%)
 Safeway Inc., 4.96% Debentures, 2011.............................................              700,000             767,607
                                                                                                              -------------

TECHNOLOGY (0.6%)
 Computer Associates International, 4.78% Debentures, 2009 (B)....................              600,000             605,046
                                                                                                              -------------

TELECOMMUNICATIONS (4.4%)
 BellSouth Corp., 4.79% Debentures, 2012..........................................              200,000             201,556
 Deutsche Telekom ADS, 2.31% Debentures, 2005.....................................            1,100,000           1,125,759
 SBC Communications Inc., 5.04% Debentures, 2014..................................              400,000             404,485
 Sprint Capital Corp., 4.9% Debentures, 2008......................................              720,000             772,810
 Telecom Italia S.p.A., 4.06% Debentures, 2010 (B)................................              100,000              98,159
 Telecom Italia S.p.A., 5.28% Debentures, 2013 (B)................................            1,500,000           1,518,769
 Verizon NY Inc., 5.01% Debentures, 2012..........................................              300,000             337,230
                                                                                                              -------------
                                                                                                                  4,458,768
                                                                                                              -------------
TOBACCO (0.9%)
 Altria Group, 5.74% Debentures, 2008                                                           900,000             936,155
                                                                                                              -------------

UNITED STATES AGENCY SECURITIES (3.3%)
 Federal Association National Mortgage, 2.13% Debentures, 2006....................            1,300,000           1,275,228
 Federal Association National Mortgage, 3% Debentures, 2007.......................            1,400,000           1,393,965
 Federal Home Loan Mortgage Corp., 2.9% Debentures, 2019..........................              700,000             695,057
                                                                                                              -------------
                                                                                                                  3,364,250
                                                                                                              -------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                                                             PRINCIPAL             FAIR
                                                                                               AMOUNT              VALUE
                                                                                           ------------       -------------
UTILITIES (4.3%)
  Dominion Resources, 5.22% Debentures, 2033.......................................      $      400,000       $     401,530
  Kinder Morgan, 5.14% Debentures, 2014............................................             200,000             199,985
  Pepco Holdings Inc., 5.15% Debentures, 2007......................................           1,600,000           1,664,875
  SP Powerassets Ltd., 5.08% Debentures, 2013......................................             900,000             914,862
  Xcel Energy Inc., 3.44% Debentures, 2008 (B).....................................           1,200,000           1,177,454
                                                                                                              -------------
                                                                                                                  4,358,706
                                                                                                              -------------

TOTAL BONDS
(COST $77,521,872)                                                                                               79,248,293
                                                                                                              -------------

UNITED STATES GOVERNMENT SECURITIES (12.5%)
  United States of America Treasury, 1.50% Debentures, 2005........................           6,060,000           6,223,105
  United States of America Treasury, 2.14% Debentures, 2006........................           3,075,000           3,101,909
  United States of America Treasury, 3.01% Debentures, 2007........................           2,400,000           2,374,406
  United States of America Treasury, 3.57% Debentures, 2009........................             500,000             497,813
  United States of America Treasury, 4.82% Debentures, 2031........................             400,000             432,656

TOTAL UNITED STATES GOVERNMENT SECURITIES
  (COST $12,754,987)...............................................................                              12,629,889
                                                                                                              -------------

SHORT TERM INVESTMENTS (7.6%)
COMMERCIAL PAPER (7.6%)
  Galleon Capital Corp, 2.28% Debentures, 2005.....................................           3,150,000           3,149,395
  Paradigm Funding LLC, 2.35% Debentures, 2005.....................................           3,000,000           2,998,659
  Spintab AB, 2.28% Debentures, 2005...............................................           1,573,000           1,572,297

TOTAL SHORT-TERM INVESTMENTS
  (COST $7,720,856)...............................................................                                7,720,351
                                                                                                              -------------

TOTAL INVESTMENTS (98.5%)
  COST  ( $97,997,715) (C).........................................................                              99,598,533
                                                                                                              -------------

OTHER ASSETS AND LIABILITIES (1.5%)                                                                               1,546,472
                                                                                                              -------------

TOTAL NET ASSETS (100.0%).........................................................                            $ 101,145,005
                                                                                                              =============

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

NOTES

(A)   Restricted Security.

(B) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, The Travelers Quality Bond Account for Variable Annuities held 10.5% of its net assets, with a current market value of $10,612,892, in securities restricted as to resale.

(C) At December 31, 2004 net unrealized appreciation for all securities was $1,600,818. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $2,142,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $542,023.

                        See Notes to Financial Statement

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Quality Bond Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Quality Bond Account for Variable Annuities, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Quality Bond Account for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
  Investment securities, at fair value (cost $66,877,485) .......    $66,872,292
  Cash ..........................................................            576
  Receivables:
    Purchase payments and transfers from other funding options ..         70,506
  Other assets ..................................................            410
                                                                     -----------

      Total Assets ..............................................     66,943,784
                                                                     -----------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ..         43,320
    Investment management and advisory fees .....................          4,790
    Insurance charges ...........................................         18,514
                                                                     -----------

      Total Liabilities .........................................         66,624
                                                                     -----------

NET ASSETS:                                                          $66,877,160
                                                                     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Interest .......................................................................                            $  1,058,991

EXPENSES:
  Investment management and advisory fees ........................................     $     250,743
  Insurance charges ..............................................................           969,225
                                                                                       -------------

    Total expenses ...............................................................                               1,219,968
                                                                                                              ------------

      Net investment income (loss) ...............................................                                (160,977)
                                                                                                              ------------


  Net increase (decrease) in net assets resulting from operations ................                            $   (160,977)
                                                                                                              ============


                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               2004              2003
                                                                               ----              ----
OPERATIONS:
  Net investment income (loss) .......................................    $    (160,977)    $    (453,301)
                                                                          -------------     -------------

    Net increase (decrease) in net assets resulting from operations ..         (160,977)         (453,301)
                                                                          -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,876,976 and 3,738,508 units, respectively) ......        7,848,289        10,242,509
  Participant transfers from other funding options
    (applicable to 15,177,654 and 37,539,587 units, respectively) ....       41,410,773       102,847,832
  Administrative charges
    (applicable to 36,552 and 47,013 units, respectively) ............          (99,678)         (128,680)
  Contract surrenders
    (applicable to 7,406,612 and 10,956,438 units, respectively) .....      (20,205,133)      (30,017,360)
  Participant transfers to other funding options
    (applicable to 18,609,573 and 48,091,621 units, respectively) ....      (50,776,513)     (131,747,666)
  Other payments to participants
    (applicable to 89,026 and 335,989 units, respectively) ...........         (244,258)         (922,085)
                                                                          -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions    (22,066,520)      (49,725,450)
                                                                          -------------     -------------

    Net increase (decrease) in net assets ............................      (22,227,497)      (50,178,751)

NET ASSETS:
  Beginning of year ..................................................       89,104,657       139,283,408
                                                                          -------------     -------------

  End of year ........................................................    $  66,877,160     $  89,104,657
                                                                          =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM for 2004.

FEDERAL INCOME TAXES. The operations of Account MM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. CONTRACT CHARGES

Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account MM's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)

Below is a table displaying Total M&E and Rider Charges with their associated products offered in this Separate Account . The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

----------------------------------------------------------------------------------------------------------------------------------
                                                            TRAVELERS MONEY MARKET ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Asset-based Charges
                                                                                                ----------------------------------
                                                                                                        ----------------
                                                                                                        Optional Feature
          Total M&E and Rider Charges (1)           Dth                                                 ----------------    Total
             (as identified in Note 4)              Ben     Product                              M&E          GMWB          Charge
----------------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR         S       Universal Annuity (1)               1.00%                       1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR         S       Universal Select Annuity            1.25%                       1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR         S       Universal Annuity (2)               1.25%                       1.25%
                                                    S       Universal Annuity Advantage         1.25%                       1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR         SU      Universal Select Annuity            1.40%                       1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR         SU      Universal Annuity Advantage         1.40%                       1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR         S       Universal Select Annuity            1.25%         0.40%         1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR         S       Universal Annuity Advantage         1.25%         0.40%         1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR         SU      Universal Select Annuity            1.40%         0.40%         1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR         SU      Universal Annuity Advantage         1.40%         0.40%         1.80%
----------------------------------------------------------------------------------------------------------------------------------

(1)   Contracts issued prior to May 16, 1983

(2)   Contracts issued on or after May 16, 1983

For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

The Company assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent sales charges of $148,520 and $243,226 for the years ended December 31, 2004 and 2003, respectively.

3. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

Approximately $1,060,000 and $1,185,000 of the net assets of Account MM were held on behalf of an affiliate of The Company as of December 31, 2004 and 2003, respectively. Transactions with this affiliate during the years ended December 31, 2004 and 2003, were comprised of participant purchase payments of approximately $515,000 and $523,000 and contract surrenders of approximately $638,000 and $1,541,000, respectively.

4. NET CONTRACT OWNERS' EQUITY

                                                              DECEMBER 31, 2004
                                                     -------------------------------------
                                                                    UNIT
                                                       UNITS        VALUE       NET ASSETS
                                                     ----------   --------    ------------
Total M&E and Rider Charges 1.00%, 3.5% AIR .....        26,096   $  2.879     $     75,132
Total M&E and Rider Charges 1.25%, 3.5% AIR .....    24,484,897      2.728       66,801,878
Total M&E and Rider Charges 1.25%, 3.0% AIR .....           150      1.001              150
                                                                               ------------
Net Contract Owners' Equity ..............................................     $ 66,877,160
                                                                               ============

5. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.00%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                                    2004         2003          2002           2001           2000
                                                                    ----         ----          ----           ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $   .040     $   .033      $   .051       $   .120       $   .174
    Operating expenses ........................................       .038         .038          .038           .037           .037
                                                                  --------     --------      --------       --------       --------

    Net investment income (loss) ..............................       .002        (.005)         .013           .083           .137

    Unit value at beginning of year ...........................      2.877        2.882         2.869          2.786          2.649
                                                                  --------     --------      --------       --------       --------

    Unit value at end of year .................................   $  2.879     $  2.877      $  2.882       $  2.869       $  2.786
                                                                  ========     ========      ========       ========       ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $    .00     $   (.01)     $    .01       $    .08       $    .14
    Ratio of operating expenses to average net assets .........       1.33%        1.33%         1.33%          1.33%          1.33%
    Ratio of net investment income (loss) to average net assets       0.07%       (0.16)%        0.46%          2.89%          5.09%
    Number of units outstanding at end of year (thousands) ....         26           39            49             60             70

Total M&E and Rider Charges 1.25%, 3.5% AIR                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                                    2004         2003          2002           2001           2000
                                                                    ----         ----          ----           ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $   .038     $   .032      $   .048       $   .114       $   .167
    Operating expenses ........................................       .043         .043          .043           .042           .041
                                                                  --------     --------      --------       --------       --------

    Net investment income (loss) ..............................      (.005)       (.011)         .005           .072           .126

    Unit value at beginning of year ...........................      2.733        2.744         2.739          2.667          2.541
                                                                  --------     --------      --------       --------       --------

    Unit value at end of year .................................   $  2.728     $  2.733      $  2.744       $  2.739       $  2.667
                                                                  ========     ========      ========       ========       ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   (.01)    $   (.01)     $    .01       $    .07       $    .13
    Ratio of operating expenses to average net assets .........       1.57%        1.57%         1.57%          1.57%          1.57%
    Ratio of net investment income (loss) to average net assets      (0.18)%      (0.41)%        0.21%          2.64%          4.84%
    Number of units outstanding at end of year (thousands) ....     24,485       32,559        50,702         63,430         55,477

   (Selected data for a unit outstanding throughout each period.)

                                                                 FROM DECEMBER 28, 2004
Total M&E and Rider Charges 1.25%, 3.0% AIR                       (INCEPTION DATE) TO
                                                                       DECEMBER 31,
                                                                         2004
                                                                      ---------
SELECTED PER UNIT DATA:
     Total investment income .....................................    $      --
     Operating expenses ..........................................           --
                                                                      ---------

     Net investment income (loss) ................................           --

     Unit value at beginning of period ...........................        1.001
                                                                      ---------

     Unit value at end of year ...................................    $   1.001
                                                                      =========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
     Net increase (decrease) in unit value .......................    $      --
     Ratio of operating expenses to average net assets* ..........         1.57%
     Ratio of net investment income (loss) to average net assets*          0.74%
     Number of units outstanding at end of year (thousands)** ....           --

*     Annualized

**    Unit Balance rounds to less than 1,000 units

6. SUBSEQUENT EVENT

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The proposed sale would also include TIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, which serves as the investment advisor for certain of the variable product separate accounts.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on February 2, 2005, with additional information about the transaction.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2004

                                                                        % of net
                                                                         assets
                                                                        --------
SHORT-TERM INVESTMENTS
  Commercial Paper ..........................................             99.9
                                                                         -----
TOTAL SHORT-TERM INVESTMENTS ................................             99.9
                                                                         -----

TOTAL INVESTMENTS ...........................................             99.9
                                                                         -----

                                                                         -----
Other Assets and Liabilities ................................              0.1
                                                                         -----

TOTAL NET ASSETS ............................................            100.0
                                                                         =====

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2004

                                                                                           PRINCIPAL                FAIR
                                                                                             AMOUNT                 VALUE
                                                                                        --------------          -------------
SHORT-TERM INVESTMENTS (99.9%)

COMMERCIAL PAPER (99.9%)
  ABN AMRO North America Financial, 2.31% due January 10, 2005...............           $    3,380,000          $   3,377,840
  AIG Funding Inc., 2.34% due January 14, 2005...............................                3,060,000              3,057,264
  Atomium Funding Corp., 2.27% due January 18, 2005..........................                2,900,000              2,896,665
  Bryant Park Funding LLC, 2.32% due January 11, 2005........................                3,400,000              3,397,610
  Coca-Cola Co., 2.3% due January 19, 2005...................................                3,386,000              3,381,889
  Coca-Cola Enterprises Inc. , 2.31% due January 31, 2005....................                3,380,000              3,373,304
  Gannett Co., Inc., 2.23% due January 14, 2005..............................                1,919,000              1,917,284
  General Electric Capital Corp., 2.24% due January 18, 2005.................                3,500,000              3,495,975
  Giro Balanced Funding Corp., 2.27% due January 14, 2005....................                3,513,000              3,509,859
  Household Financial Corp., 2.3% due January 12, 2005.......................                3,400,000              3,397,392
  ING U.S. Funding LLC, 2.26% due January 5, 2005............................                2,200,000              2,199,298
  International Business Machine, 2.28% due January 12, 2005.................                1,000,000                999,233
  Knight-Ridder, Inc, 2.29% due January 13, 2005.............................                3,386,000              3,383,187
  Morgan Stanley, 2.36% due January 20, 2005.................................                3,390,000              3,385,668
  Nestle Capital Corp., 2.26% due January 11, 2005...........................                3,039,000              3,036,864
  Nieuw Amsterdam Receivables Corp., 2.36% due January 18, 2005..............                3,000,000              2,996,550
  Norddeutsche Landesbank Luxembourg S.A., 2.36% due January 19, 2005........                3,400,000              3,395,872
  Quebec Providence of Canada, 2.29% due January 12, 2005....................                1,685,000              1,683,708
  Royal Bank of Scotland PLC, 2.25% due January 6, 2005......................                3,488,000              3,486,664
  Siemens Capital Corp., 2.29% due February 1 ,2005..........................                2,923,000              2,917,017
  Toyota Motor Credit Corp., 2.25% due January 21, 2005......................                3,463,000              3,458,353
  UBS Financial Inc., 2.26% due January 3, 2005..............................                  525,000                524,899
  Victory Receivables Corp., 2.39% due January 19, 2005......................                3,300,000              3,295,994
  Yorktown Capital LLC, 2.37% due January 5, 2005............................                  304,000                303,903
                                                                                                                -------------
                                                                                                                   66,872,292
                                                                                                                -------------

TOTAL INVESTMENTS (99.9%)
  (COST $66,877,485).........................................................                                      66,872,292
                                                                                                                -------------

OTHER ASSETS AND LIABILITIES (0.1%)..........................................                                           4,868
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)....................................................                                  $   66,877,160
                                                                                                               ==============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Money Market Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Money Market Account for Variable Annuities, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Money Market Account for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                       THE BOARD OF MANAGERS AND OFFICERS

The investments and administration of each of the Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, and MM are elected annually by those Contract Owners participating in the Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS AND     POSITION(S)     TERM OF     PRINCIPAL OCCUPATION DURING LAST       NUMBER OF        OTHER DIRECTORSHIPS
        AGE           HELD WITH FUND   OFFICE                 FIVE YEARS                PORTFOLIOS IN       HELD BY DIRECTOR
                                         AND                                             FUND COMPLEX
                                       LENGTH                                            OVERSEEN BY
                                       OF TIME                                             DIRECTOR
                                       SERVED
------------------------------------------------------------------------------------------------------------------------------
*R. Jay Gerken       Manager           Since     Managing Director (1989 to present)          11          Managing Director of
  399 Park Avenue                      2002      of Citigroup Global Markets Inc.                                  CGM
  New York, NY                                   ("CGM"); Chairman, President and
  Age 53                                         CEO of Smith Barney Fund Management
                                                 LLC; Travelers Investment Adviser,
                                                 Inc. and CitiFund Management Inc.
                                                 Chairman, Chief Executive Officer
                                                 and President, Board of Managers
                                                 (2002-present), six Variable
                                                 Annuity Separate Accounts of The
                                                 Travelers Insurance Company+;
                                                 Chairman, Board of Trustees
                                                 (2002-present), five Mutual Funds
                                                 sponsored by The Travelers
                                                 Insurance Company.++
------------------------------------------------------------------------------------------------------------------------------
Ernest J. Wright     Secretary to      Since     Vice President and Secretary                 11         N/A
One Cityplace        the Board         1994      (1996-present), Assistant Secretary
Hartford, CT                                     (1994-1996), Counsel
Age 64                                           (1987-present), The Travelers
                                                 Insurance Company; Secretary
                                                 (1994-present), six Variable
                                                 Annuity Separate Accounts of The
                                                 Travelers Insurance Company+;
                                                 Secretary (1994-present), five
                                                 Mutual Funds sponsored by The
                                                 Travelers Insurance Company.++
------------------------------------------------------------------------------------------------------------------------------
Kathleen A. McGah       Assistant      Since     Deputy General Counsel (1999 -               11         N/A
One Cityplace          Secretary to    1995      present); Assistant Secretary
Hartford, CT            The Board                (1995-present), The Travelers
Age 54                                           Insurance Company; Assistant
                                                 Secretary (1995-present), six
                                                 Variable Annuity Separate Accounts
                                                 of The Travelers Insurance
                                                 Company+; Assistant Secretary,
                                                 (1995-present), five Mutual Funds
                                                 sponsored by The Travelers
                                                 Insurance Company.++
------------------------------------------------------------------------------------------------------------------------------
David A. Golino      Principal         Since     Vice President and Controller (1999          6                    N/A
One Cityplace        Accounting        1998      - present); Second Vice President
Hartford, CT         Officer                     (1996-1999), The Travelers
Age 43                                           Insurance Company; Principal
                                                 Accounting Officer (1998-present),
                                                 six Variable Annuity Separate
                                                 Accounts of The Travelers Insurance
                                                 Company.+
------------------------------------------------------------------------------------------------------------------------------
William D. Wilcox    Chief AML         Since     Counsel and Chief Compliance                 11                   N/A
One Cityplace        Compliance        2002      Officer (1999 - present); The
Hartford, CT         Officer, Chief              Travelers Insurance Company; Chief
Age 40               Compliance                  AML Compliance (2002-present), six
                     Officer                     Variable Annuity Separate Accounts
                                                 of The Travelers Insurance
                                                 Company.+; Chief Compliance Officer
                                                 (2004-present), five Mutual Funds
                                                 sponsored by The Travelers
                                                 Insurance Company. ++
------------------------------------------------------------------------------------------------------------------------------

                             INDEPENDENT MANAGERS**

--------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE  POSITION(S)    TERM OF       PRINCIPAL OCCUPATION DURING LAST       NUMBER OF        OTHER DIRECTORSHIPS
                        HELD WITH    OFFICE AND                FIVE YEARS                PORTFOLIOS IN        HELD BY DIRECTOR
                          FUND       LENGTH OF                                            FUND COMPLEX
                                    TIME SERVED                                           OVERSEEN BY
                                                                                            DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------
Robert E. McGill,      Manager      Since 1974    Retired manufacturing executive.             11                   None
III                                               Director (1983-1995), Executive
295 Hancock Street                                Vice President (1989-1994) and
Williamstown, MA                                  Senior Vice President, Finance and
Age 73                                            Administration (1983-1989), The
                                                  Dexter Corporation (manufacturer of
                                                  specialty chemicals and materials);
                                                  Vice Chairman (1990-1992), Director
                                                  (1983-1995), Life Technologies,
                                                  Inc. (life science/biotechnology
                                                  products); Director, (1994-1999),
                                                  The Connecticut Surety Corporation
                                                  (insurance); Director (1995-2000),
                                                  Chemfab Corporation (specialty
                                                  materials manufacturer); Director
                                                  (1999-2001), Ravenwood Winery,
                                                  Inc.; Director (1999-2003), Lydall
                                                  Inc. (manufacturer of fiber
                                                  materials); Member, Board of
                                                  Managers (1974-present), six
                                                  Variable Annuity Separate Accounts
                                                  of The Travelers Insurance
                                                  Company+; Trustee (1990-present),
                                                  five Mutual Funds sponsored by The
                                                  Travelers Insurance Company.++
--------------------------------------------------------------------------------------------------------------------------------
Lewis Mandell          Manager      Since 1990    Professor of Finance and Managerial          11         Director
160 Jacobs Halls                                  Economics, University at Buffalo                        (2000-present),
Buffalo, NY                                       since 1998. Dean, School of                             Delaware North Corp.
Age 61                                            Management (1998-2001), University                      (hospitality business)
                                                  at Buffalo; Dean, College of
                                                  Business Administration
                                                  (1995-1998), Marquette University;
                                                  Professor of Finance (1980-1995)
                                                  and Associate Dean (1993-1995),
                                                  School of Business Administration,
                                                  and Director, Center for Research
                                                  and Development in Financial
                                                  Services (1980-1995), University of
                                                  Connecticut; Member, Board of
                                                  Managers (1990-present), six
                                                  Variable Annuity Separate Accounts
                                                  of The Travelers Insurance
                                                  Company+; Trustee (1990-present),
                                                  five Mutual Funds sponsored by The
                                                  Travelers Insurance Company.++
--------------------------------------------------------------------------------------------------------------------------------
Frances M. Hawk,         Manager     Since 1991   Private Investor, (1997-present);            11                   None
  CFA, CFP                                        Portfolio Manager (1992-1997), HLM
108 Oxford Hill Lane                              Management Company, Inc.
Downingtown, PA                                   (investment management); Assistant
Age 56                                            Treasurer, Pensions and Benefits.
                                                  Management (1989-1992), United
                                                  Technologies Corporation
                                                  (broad-based designer and
                                                  manufacturer of high technology
                                                  products); Member, Board of
                                                  Managers (1991-present), six
                                                  Variable Annuity Separate Accounts
                                                  of The Travelers Insurance
                                                  Company+; Trustee (1991-present),
                                                  five Mutual Funds sponsored by The
                                                  Travelers Insurance Company.++
--------------------------------------------------------------------------------------------------------------------------------

+ These six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney Inc., an indirect wholly owned subsidiary of Citigroup Inc. and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

** Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

# Each Manager and officer serves until his or her respective successor has been duly elected and qualified.

                               INVESTMENT ADVISER
                               ------------------
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC
                              Hartford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

                             INVESTMENT SUB-ADVISER
                             ----------------------
                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

                                    CUSTODIAN
                                    ---------
                               JPMORGAN CHASE BANK
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities or The Travelers Money Market Account for Variable Annuities.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost

Each Account files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may find these forms on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. These forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (toll free) 1-800-SEC-0330. Contract owners can also call the Account at 1-800-842-9406 to obtain information on Form N-Q.

A description of the policies and procedures that the Accounts use to determine how to vote proxies and information on how the Accounts voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is currently available. You may obtain these materials upon request and without charge by calling the Accounts (toll-free) at 1-800-842-9406, by visiting the Accounts' website at HTTP://WWW.CITIGROUPAM.COM, or by visiting the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.


VG-137 (Annual) (12-04) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the Registrant's prinicipal executive officer, principal financial officer, Principal accounting officer or controller. Please see exhibit (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the registrant has determined that Robert F. McGill III, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of item 3 to Form N-CSR to qualify as the "Audit Committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Director pursuant to paragraph (a)(2) of item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed by registrant's independent public accountants, KPMG LLP, for each of the last two fiscal years for professional services rendered in connection with the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $59,500 for the year ended December 31, 2003 and $58,575 for the year ended December 31, 2004. These fees are paid by Travelers Life & Annuity, as sponsor of each registrant.

(b)      None.

(c)      None.

(d)      None.

(e)(1) The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors.

         The policies and procedures require the Committee to approve (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s).

         From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies.

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2)   No fee incurred on behalf of the accounts.

(f)      Not applicable.

(g)      None.

(h)      Yes.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see the schedule of investments contained in the report to shareholders included under item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers since the accounts last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   The code of ethics pursuant to item 2 is attached as EX-99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT

(b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date February 24, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date February 24, 2005


By: /s/ David A. Golino
    David A. Golino
    Principal Accounting Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date February 24, 2005